UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO
FORM N-Q
MARCH 31, 2008

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited)	March 31, 2008

Shares	Security	Value

COMMON STOCKS — 94.0%
CONSUMER DISCRETIONARY — 16.3%
Hotels, Restaurants & Leisure — 2.8%
218,100	McDonald’s Corp.	$12,163,437

Media — 11.1%
215,000	DISH Network Corp. *	6,176,950
141,700	E.W. Scripps Co., Class A Shares	5,952,817
292,260	Liberty Media Corp. — Entertainment, Series A *	6,616,766
291,198	Liberty Media Holding Corp., Interactive Group, Series A Shares *	4,699,936
600,900	News Corp., Class B Shares	11,441,136
214,700	SES Global SA, FDR	4,536,601
561,100	Time Warner Inc.	7,866,622

	Total Media	47,290,828

Multiline Retail — 1.0%
88,600	Target Corp.	4,490,248

Specialty Retail — 1.4%
210,800	Home Depot Inc.	5,896,076

	TOTAL CONSUMER DISCRETIONARY	69,840,589

CONSUMER STAPLES — 8.9%
Food & Staples Retailing — 2.2%
173,100	Wal-Mart Stores Inc.	9,118,908

Food Products — 1.1%
155,146	Kraft Foods Inc., Class A Shares	4,811,078

Household Products — 2.2%
147,600	Kimberly-Clark Corp.	9,527,580

Tobacco — 3.4%
200,100	Altria Group Inc.	4,442,220
200,100	Philip Morris International Inc. *	10,121,058

	Total Tobacco	14,563,278

	TOTAL CONSUMER STAPLES	38,020,844

ENERGY — 8.9%
Energy Equipment & Services — 2.2%
69,166	Transocean Inc. *	9,351,243

Oil, Gas & Consumable Fuels — 6.7%
89,100	Royal Dutch Shell PLC, ADR, Class A Shares	6,146,118
58,362	Suncor Energy Inc.	5,623,179
227,400	Total SA, ADR	16,829,874

	Total Oil, Gas & Consumable Fuels	28,599,171

	TOTAL ENERGY	37,950,414

FINANCIALS — 24.6%
Capital Markets — 2.7%
97,930	Bank of New York Mellon Corp.	4,086,619
93,520	Lehman Brothers Holdings Inc.	3,520,093
97,600	Merrill Lynch & Co. Inc.	3,976,224

	Total Capital Markets	11,582,936

Commercial Banks — 2.7%
180,900	Wachovia Corp.	4,884,300
238,700	Wells Fargo & Co.	6,946,170

	Total Commercial Banks	11,830,470

Consumer Finance — 4.8%
243,100	American Express Co.	10,628,332
198,300	Capital One Financial Corp.	9,760,326

	Total Consumer Finance	20,388,658

See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

Diversified Financial Services — 4.6%
212,000	Bank of America Corp.	$8,036,920
271,600	JPMorgan Chase & Co.	11,665,220

	Total Diversified Financial Services	19,702,140

Insurance — 9.8%
115,700	AFLAC Inc.	7,514,715
156,300	American International Group Inc.	6,759,975
108,000	Chubb Corp.	5,343,840
287,600	Loews Corp.	11,567,272
212,547	Marsh & McLennan Cos. Inc.	5,175,519
113,600	Travelers Cos. Inc.	5,435,760

	Total Insurance	41,797,081

	TOTAL FINANCIALS	105,301,285

HEALTH CARE — 5.1%
Health Care Providers & Services — 1.6%
96,100	UnitedHealth Group Inc.	3,301,996
77,800	WellPoint Inc. *	3,433,314

	Total Health Care Providers & Services	6,735,310

Pharmaceuticals — 3.5%
136,600	Abbott Laboratories	7,533,490
146,200	Novartis AG, ADR	7,489,826

	Total Pharmaceuticals	15,023,316

	TOTAL HEALTH CARE	21,758,626

INDUSTRIALS — 12.7%
Aerospace & Defense — 4.7%
55,200	Boeing Co.	4,105,224
119,900	Raytheon Co.	7,746,739
116,900	United Technologies Corp.	8,045,058

	Total Aerospace & Defense	19,897,021

Commercial Services & Supplies — 1.2%
103,500	Avery Dennison Corp.	5,097,375

Industrial Conglomerates — 6.8%
484,300	General Electric Co.	17,923,943
202,600	Textron Inc.	11,228,092

	Total Industrial Conglomerates	29,152,035

	TOTAL INDUSTRIALS	54,146,431

INFORMATION TECHNOLOGY — 5.6%
Communications Equipment — 1.3%
279,000	Comverse Technology Inc. *	4,296,600
36,700	EchoStar Corp. *	1,084,118

	Total Communications Equipment	5,380,718

Computers & Peripherals — 1.7%
64,100	International Business Machines Corp.	7,380,474

Semiconductors & Semiconductor Equipment — 1.4%
215,900	Texas Instruments Inc.	6,103,493

Software — 1.2%
179,400	Microsoft Corp.	5,091,372

	TOTAL INFORMATION TECHNOLOGY	23,956,057

MATERIALS — 3.0%
Chemicals — 3.0%
70,500	Air Products & Chemicals Inc.	6,486,000
136,000	E.I. du Pont de Nemours & Co.	6,359,360

	TOTAL MATERIALS	12,845,360

See Notes to Schedule of Investments.

Legg Mason Partners Variable Investors Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2008

Shares	Security	Value

TELECOMMUNICATION SERVICES — 6.4%
Diversified Telecommunication Services — 5.5%
452,512	AT&T Inc.	$17,331,209
157,987	Embarq Corp.	6,335,279

	Total Diversified Telecommunication Services	23,666,488

Wireless Telecommunication Services — 0.9%
542,116	Sprint Nextel Corp.	3,626,756

	TOTAL TELECOMMUNICATION SERVICES	27,293,244

UTILITIES — 2.5%
Multi-Utilities — 2.5%
196,500	Sempra Energy	10,469,520

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $323,240,439)	401,582,370

Face
Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$26,219,000	Interest in $1,000,332,000 joint tri-party repurchase agreement dated 3/31/08 with Greenwich Capital Markets Inc., 2.250% due 4/1/08; Proceeds at maturity — $26,220,639; (Fully collateralized by various U.S. government agency obligations, 2.500% to 7.250% due 7/15/08 to 5/18/12; Market value - $26,743,496) (Cost — $26,219,000)	26,219,000

	TOTAL INVESTMENTS — 100.1% (Cost — $349,459,439#)	427,801,370
	Liabilities in Excess of Other Assets — (0.1)%	(290,759)

	TOTAL NET ASSETS — 100.0%	$427,510,611

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule: ADR — American Depositary Receipt FDR — Foreign Depositary Receipt
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Investors Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the“1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating life insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
     The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

				Significant
			Other Significant	Unobservable
		Quoted Prices	Observable Inputs	Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)

Investments in Securities	$427,801,370	$401,582,370	$26,219,000	—
Other Financial Instruments*	—	—	—	—

Total	$427,801,370	$401,582,370	$26,219,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Notes to Schedule of Investments (unaudited) (continued)
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$101,618,090
Gross unrealized depreciation	(23,276,159)

Net unrealized appreciation	$78,341,931

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standard Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2008

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2008